Intangible Assets and Goodwill (Details 4) - Cash-generating units [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Content & EdTech Platform
Intangible Assets and Goodwill
Growth rate - %	14.40%	15.40%
Discount rate - %	10.81%	10.22%
Growth rate (%) in perpetuity	5.80%	7.10%
Years projected	8 years	8 years
Digital Services Platform
Intangible Assets and Goodwill
Growth rate - %	9.70%	34.20%
Discount rate - %	10.81%	10.22%
Growth rate (%) in perpetuity	5.80%	7.10%
Years projected	8 years	8 years